UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2014

1.802205.110

RMM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 65.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 9.1%
BMO Harris Bank NA
8/11/14	0.18%	$ 179,000	$ 179,000
Branch Banking & Trust Co.
8/28/14 to 8/29/14	0.22	77,000	77,000
Citibank NA
6/23/14 to 10/3/14	0.21	569,000	569,000
RBS Citizens NA
6/27/14	0.30	67,000	67,000
Wells Fargo Bank NA
11/4/14 to 3/9/15	0.20 to 0.21 (c)	318,000	318,000
			1,210,000
London Branch, Eurodollar, Foreign Banks - 4.2%
BNP Paribas SA
6/13/14	0.25	10,000	10,000
Credit Agricole SA
6/2/14 to 9/2/14	0.25 to 0.26	193,000	193,000
ING Bank NV
7/14/14	0.19	94,000	94,000
Mizuho Corporate Bank Ltd.
7/29/14	0.25	57,000	56,977
National Australia Bank Ltd.
8/11/14 to 10/24/14	0.20 (c)	205,000	205,000
			558,977
New York Branch, Yankee Dollar, Foreign Banks - 52.1%
Bank of Montreal Chicago CD Program
6/16/14 to 2/12/15	0.18 to 0.24 (c)	176,000	176,000
Bank of Nova Scotia
7/14/14 to 5/15/15	0.20 to 0.29 (c)	555,000	555,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/3/14 to 11/21/14	0.24 to 0.25	570,000	570,000
BNP Paribas New York Branch
6/2/14 to 9/15/14	0.25 to 0.27	564,000	564,000
Canadian Imperial Bank of Commerce
10/31/14 to 2/11/15	0.24 to 0.29 (c)	258,000	258,000
Credit Agricole CIB
6/3/14 to 9/2/14	0.24 to 0.26	374,000	374,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Industriel et Commercial
6/3/14 to 6/5/14	0.13%	$ 247,000	$ 247,000
Credit Suisse AG
7/9/14 to 11/3/14	0.30 to 0.31 (c)	326,000	326,000
Deutsche Bank
7/28/14	0.23	129,000	129,000
KBC Bank NV
6/3/14 to 6/5/14	0.16	275,000	275,000
Mitsubishi UFJ Trust & Banking Corp.
10/10/14	0.28	25,000	25,000
Mizuho Corporate Bank Ltd.
6/6/14 to 9/5/14	0.25	433,000	433,000
Natexis Banques Populaires New York Branch
6/3/14 to 8/4/14	0.23	666,000	665,998
National Bank of Canada
8/8/14 to 11/17/14	0.30 to 0.34 (c)	372,000	371,981
Nordea Bank Finland PLC
9/29/14	0.20	94,000	94,000
Royal Bank of Canada
6/3/14 to 4/9/15	0.20 to 0.23 (c)	100,000	100,000
Societe Generale
7/7/14	0.25 (c)	200,000	200,000
Sumitomo Mitsui Banking Corp.
6/10/14 to 11/17/14	0.21 to 0.31 (c)	666,000	666,000
Sumitomo Mitsui Trust Banking Ltd.
6/23/14 to 9/17/14	0.25 to 0.27	420,000	420,000
Svenska Handelsbanken, Inc.
9/25/14	0.22	135,000	135,002
Toronto-Dominion Bank
9/10/14 to 10/10/14	0.25	134,000	134,000
UBS AG
7/11/14 to 10/3/14	0.25 to 0.27 (c)	214,000	214,000
			6,932,981
TOTAL CERTIFICATE OF DEPOSIT (Cost $8,701,958)			8,701,958
Financial Company Commercial Paper - 10.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays U.S. Funding Corp.
6/9/14 to 6/25/14	0.20 to 0.23%	$ 138,000	$ 137,988
BAT International Finance PLC
6/2/14 to 7/14/14	0.27	20,500	20,497
Credit Agricole North America
6/2/14	0.11	98,000	98,000
JPMorgan Securities LLC
9/3/14	0.27	54,000	53,962
Landesbank Baden-Wurttemberg
6/6/14 to 6/9/14	0.15 to 0.20	234,000	233,993
Lloyds Bank PLC
6/3/14	0.09	272,000	271,999
Nationwide Building Society
6/10/14	0.22	60,000	59,997
Skandinaviska Enskilda Banken AB
8/1/14 to 8/19/14	0.24	267,000	266,880
Svenska Handelsbanken, Inc.
9/22/14	0.22	75,000	74,948
Swedbank AB
7/21/14	0.24	108,225	108,190
Toronto Dominion Holdings (U.S.A.)
2/3/15	0.24	30,000	29,951
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,356,405)			1,356,405
Other Commercial Paper - 0.7%

Comcast Corp.
6/4/14	0.20	7,000	7,000
Dominion Resources, Inc.
6/3/14	0.25	2,000	2,000
Hewlett-Packard Co.
7/3/14	0.27	3,600	3,599
NBCUniversal Enterprise, Inc.
6/13/14 to 6/27/14	0.24	15,000	14,998
Other Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Verizon Communications, Inc.
7/14/14	0.35 (c)	$ 68,000	$ 68,000
TOTAL OTHER COMMERCIAL PAPER (Cost $95,597)			95,597
Treasury Debt - 5.8%

U.S. Treasury Obligations - 5.8%
U.S. Treasury Bills
6/26/14 to 10/16/14	0.11 to 0.16	340,000	339,901
U.S. Treasury Notes
6/15/14 to 9/30/14	0.09 to 0.18	435,000	436,437
TOTAL TREASURY DEBT (Cost $776,338)			776,338
Other Note - 1.3%

Medium-Term Notes - 1.3%
Dominion Resources, Inc.
7/14/14	0.35 (b)(c)	39,000	39,000
Svenska Handelsbanken AB
11/14/14 to 11/26/14	0.28 (b)(c)	127,000	127,000
TOTAL OTHER NOTE (Cost $166,000)			166,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
6/6/14	0.15 (c)

(Cost $25,000)		25,000	25,000
Government Agency Debt - 0.7%

Federal Agencies - 0.7%
Federal Home Loan Bank
1/9/15 to 10/23/15	0.15 to 0.20 (c)

(Cost $95,890)		95,890	95,890
Other Instrument - 0.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 0.4%
ING Bank NV
6/3/14	0.11%

(Cost $50,000)		$ 50,000	$ 50,000
Government Agency Repurchase Agreement - 4.4%
	Maturity Amount (000s)
In a joint trading account at 0.09% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	$ 435,432		435,429
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated:
5/14/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $44,882,369, 2.5% - 5%, 4/1/28 - 1/1/42)	44,007		44,000
5/27/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $38,760,646, 3% - 5%, 8/1/25 - 3/1/40)	38,007		38,000
5/30/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $33,674,446, 2.5% - 5%, 4/1/28 - 4/1/42)	33,006		33,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $42,360,956, 3% - 6.5%, 9/15/41 - 4/15/44)	41,021		41,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $591,429)		591,429
Treasury Repurchase Agreement - 0.7%

With Federal Reserve Bank of New York at 0.05%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Treasury Obligations valued at $99,000,413, 3.88%, 8/15/40) (Cost $99,000)	99,000		99,000
Other Repurchase Agreement - 10.4%

Other Repurchase Agreement - 10.4%
With:
BNP Paribas Securities Corp. at:
0.25%, dated 5/13/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $16,857,618, 3.65% - 6.50%, 8/1/16 - 1/31/44)	16,003		16,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
Other Repurchase Agreement - continued
With: - continued
BNP Paribas Securities Corp. at: - continued
0.44%, dated 5/12/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $3,241,665, 6.38% - 9.25%, 10/1/17 - 4/15/23)	$ 3,002		$ 3,000
Citigroup Global Markets, Inc. at:
0.81%, dated 4/16/14 due 7/15/14 (Collateralized by Corporate Obligations valued at $20,541,822, 1.75% - 9.00%, 3/15/16 - 8/15/19)	19,038		19,000
0.98%, dated 5/20/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $34,680,577, 0.32% - 5.87%, 6/20/17 - 7/15/42)	32,158		32,000
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated:
5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $9,273,730, 3.25%, 9/16/53)	9,000		9,000
5/30/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $25,751,476, 0.20% - 3.25%, 12/16/40 - 9/16/53)	25,001		25,000
0.42%, dated 5/27/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $52,504,946, 0.44% - 6.16%, 1/26/26 - 12/10/49)	50,004		50,000
0.63%, dated 5/2/14 due 8/5/14 (Collateralized by Corporate Obligations valued at $25,932,854, 6.38% - 11.25%, 6/1/17 - 4/1/37)	24,040		24,000
0.64%, dated 5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $43,066,150, 1.69%, 1/19/25)	41,066		41,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $28,159,656, 11.00% - 11.50%, 10/1/20 - 10/1/21)	26,091		26,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $5,418,045, 7.25% - 8.88%, 2/15/18 - 2/15/21)	5,018		5,000
4/16/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $17,298,406, 6.00% - 12.00%, 11/1/14 - 11/15/26)	16,056		16,000
4/21/14 due 10/20/14 (Collateralized by Corporate Obligations valued at $7,566,810, 5.75% - 7.00%, 3/15/19 - 4/15/19)	7,025		7,000
0.71%, dated:
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $28,180,436, 5.00% - 14.00%, 4/1/16 - 1/15/28)	26,092		26,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.71%, dated: - continued
1/6/14 due 7/3/14 (Collateralized by Corporate Obligations valued at $14,082,512, 7.50% - 9.75%, 4/1/16 - 9/15/18)	$ 13,046		$ 13,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 4/30/14 due 8/28/14 (Collateralized by Equity Securities valued at $10,874,283)	10,025		10,000
0.59%, dated 2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $27,221,201, 2.25%, 5/1/32)	25,049		25,000
0.61%, dated:
2/12/14 due 8/28/14 (Collateralized by Corporate Obligations valued at $28,312,642, 2.25% - 2.50%, 1/15/19 - 5/1/32)	26,093		26,000
4/23/14 due 9/22/14 (Collateralized by Corporate Obligations valued at $27,191,472, 2.25%, 5/1/32)	25,064		25,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $29,375,648, 1.00% - 1.88%, 9/15/16 - 10/1/16)	27,087		27,000
J.P. Morgan Securities, Inc. at:
0.18%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations valued at $69,013,894, 2.43% - 34.64%, 6/15/32 - 4/15/44)	67,001		67,000
0.19%, dated 5/28/14 due 6/4/14 (Collateralized by U.S. Government Obligations valued at $25,750,274, 0.10% - 7.04%, 6/15/25 - 11/15/43)	25,001		25,000
0.61%, dated:
2/5/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $47,615,166, 5.80%, 6/15/49)	44,156		44,000
3/5/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $18,386,979, 0.50% - 1.35%, 4/15/17 - 3/25/35)	17,064		17,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $10,816,391, 0.65% - 6.16%, 6/25/34 - 6/11/50)	10,020		10,000
5/14/14 due 8/28/14 (Collateralized by Mortgage Loan Obligations valued at $20,526,252, 5.13% - 6.19%, 10/15/42 - 2/15/51)	19,068		19,000
0.62%, dated 1/14/14 due 9/15/14 (Collateralized by Mortgage Loan Obligations valued at $67,117,515, 5.25% - 5.80%, 3/25/37 - 6/15/49)	62,261		62,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 5/29/14 due 6/5/14 (Collateralized by U.S. Government Obligations valued at $65,330,827, 3.00% - 7.60%, 5/20/41 - 3/20/63)	$ 64,003		$ 64,000
0.38%, dated 5/30/14 due 6/2/14 (Collateralized by Municipal Bond Obligations valued at $134,914,036, 0.00% - 8.91%, 5/1/16 - 7/1/57)	126,004		126,000
0.78%, dated:
5/5/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $17,291,550, 0.25%, 3/15/16)	16,032		16,000
5/8/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $31,337,490, 0.25% - 3.75%, 11/15/14 - 3/15/16)	29,057		29,000
5/16/14 due 8/14/14 (Collateralized by Corporate Obligations valued at $42,135,516, 2.50% - 3.75%, 11/15/14 - 5/1/32)	39,076		39,000
0.85%, dated 4/28/14 due 7/1/14 (Collateralized by Mortgage Loan Obligations valued at $45,673,177, 0.00% - 8.00%, 2/15/20 - 9/5/51)	42,063		42,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.22%, dated 5/27/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $6,300,231, 0.61% - 6.75%, 6/24/14 - 5/15/44)	6,000		6,000
0.26%, dated:
5/2/14 due 6/2/14 (Collateralized by Equity Securities valued at $5,401,215)	5,001		5,000
5/6/14 due 6/6/14 (Collateralized by Equity Securities valued at $10,802,138)	10,002		10,000
5/12/14 due 6/6/14 (Collateralized by Equity Securities valued at $8,641,351)	8,002		8,000
5/19/14 due 6/6/14 (Collateralized by Equity Securities valued at $30,243,079)	28,006		28,000
0.29%, dated 5/14/14 due 6/6/14 (Collateralized by Municipal Bond Obligations valued at $14,702,251, 0.61% - 7.43%, 6/24/14 - 2/19/43)	14,003		14,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
5/19/14 due 6/2/14 (Collateralized by Equity Securities valued at $9,721,157)	$ 9,001		$ 9,000
5/27/14 due 6/6/14 (Collateralized by Equity Securities valued at $15,120,798)	14,002		14,000
0.52%, dated 5/6/14 due 6/5/14 (Collateralized by Corporate Obligations valued at $5,378,582, 7.66%, 12/15/26)	5,002		5,000
0.91%, dated:
4/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $10,921,530, 1.65%, 10/25/37)	9,021		9,000
4/24/14 due 7/23/14 (Collateralized by U.S. Government Obligations valued at $9,322,149, 0.00% - 8.88%, 9/30/14 - 5/1/44)	9,020		9,000
5/2/14 due 8/4/14 (Collateralized by U.S. Government Obligations valued at $14,706,129, 0.25% - 8.88%, 9/30/14 - 4/25/47)	14,033		14,000
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $9,532,297, 0.00% - 8.50%, 2/5/15 - 4/25/47)	9,020		9,000
0.92%, dated 3/4/14 due 6/2/14 (Collateralized by U.S. Government Obligations valued at $15,150,611, 0.00% - 6.30%, 2/25/40 - 8/25/42)	14,032		14,000
1.03%, dated 5/9/14 due 9/5/14 (Collateralized by U.S. Government Obligations valued at $9,466,154, 0.33% - 8.88%, 2/5/19 - 4/25/47)	9,031		9,000
RBC Capital Markets Co. at:
0.24%, dated 5/27/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $15,448,315, 0.00% - 11.73%, 8/15/22 - 3/25/44)	15,001		15,000
0.29%, dated 3/24/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $18,533,389, 0.00% - 16.12%, 10/15/20 - 1/1/44)	18,013		18,000
0.38%, dated:
5/20/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $14,041,927, 4.63% - 12.75%, 9/1/16 - 10/23/43)	13,002		13,000
5/23/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $16,201,711, 4.25% - 14.00%, 9/1/16 - 10/23/43)	15,002		15,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.4%, dated 5/20/14 due 6/3/14 (Collateralized by Mortgage Loan Obligations valued at $5,292,035, 0.32% - 6.09%, 11/15/26 - 12/12/49)	$ 5,001		$ 5,000
RBS Securities, Inc. at 0.6%, dated 5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $26,570,608, 3.50% - 6.00%, 9/1/22 - 12/20/43)	26,003		26,000
SG Americas Securities, LLC at:
0.25%, dated 5/28/14 due 6/4/14 (Collateralized by Corporate Obligations valued at $16,800,584, 1.00% - 8.50%, 3/26/15 - 12/15/55)	16,001		16,000
0.26%, dated:
5/27/14 due 6/3/14 (Collateralized by Equity Securities valued at $34,561,553)	32,002		32,000
5/29/14 due 6/5/14 (Collateralized by Equity Securities valued at $28,080,870)	26,001		26,000
0.34%, dated 5/28/14 due 6/4/14 (Collateralized by Corporate Obligations valued at $28,080,518, 3.40% - 14.75%, 6/15/14 - 10/1/77)	26,002		26,000
UBS Securities LLC at 0.43%, dated:
4/8/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $27,968,262, 0.00% - 9.75%, 5/1/15 - 4/1/42)	26,028		26,000
4/15/14 due 6/6/14 (Collateralized by Corporate Obligations valued at $17,250,946, 0.00% - 9.00%, 5/1/15 - 4/1/42)	16,017		16,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,382,000)		1,382,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $13,339,617)			13,339,617
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(31,348)
NET ASSETS - 100%		$ 13,308,269
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 1.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$435,429,000 due 6/02/14 at 0.09%
BNY Mellon Capital Markets LLC	$ 89,093
Bank of America NA	248,139
Mizuho Securities USA, Inc.	47,139
Societe Generale	51,058
$ 435,429
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2014, the cost of investment securities for income tax purposes was $13,339,617,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2014

1.802204.110

RGM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 2.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bills
8/14/14	0.11%	$ 35,670	$ 35,662
U.S. Treasury Notes
6/15/14 to 2/28/15	0.08 to 0.16	65,000	65,583
TOTAL TREASURY DEBT (Cost $101,245)			101,245
Government Agency Debt - 56.6%

Federal Agencies - 56.6%
Fannie Mae
8/28/14 to 10/21/15	0.12 to 0.20 (b)	159,724	159,740
Federal Farm Credit Bank
8/12/14 to 1/13/15	0.12 to 0.14 (b)	40,000	39,996
Federal Home Loan Bank
6/2/14 to 12/11/15	0.08 to 0.24 (b)	1,663,095	1,663,463
Freddie Mac
6/9/14 to 7/17/15	0.10 to 0.20 (b)	194,600	194,631
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,057,830)			2,057,830
Government Agency Repurchase Agreement - 39.4%
	Maturity Amount (000s)
In a joint trading account at 0.09% dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) #	$ 304,626	304,624
With:
BNP Paribas Securities Corp. at 0.07%, dated 5/23/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $80,826,372, 1.63% - 5%, 2/20/23 - 10/1/46)	79,244	79,240
Citibank NA at 0.06%, dated 5/27/14 due 6/3/14 (Collateralized by U.S. Government Obligations valued at $130,921,289, 1.63% - 7%, 12/1/19 - 5/1/44)	128,156	128,155
ING Financial Markets LLC at:
0.08%, dated:
4/4/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $51,401,703, 4%, 8/1/26)	50,394	50,387
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.08%, dated:
4/21/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $25,098,913, 5%, 3/1/40)	$ 24,606	$ 24,603
5/28/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $130,885,230, 3.5% - 4.5%, 11/1/26 - 8/1/42)	128,335	128,318
0.09%, dated 4/14/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $38,226,382, 4% - 5%, 8/1/26 - 3/1/40)	37,478	37,472
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 5/15/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $162,778,111, 4%, 5/20/44)	159,601	159,580
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated:
5/14/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $12,240,646, 2.5% - 2.77%, 4/1/28 - 4/1/42)	12,002	12,000
5/27/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $10,200,170, 2% - 5%, 1/1/27 - 1/1/44)	10,002	10,000
5/30/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $9,183,940, 2.5% - 4.07%, 4/1/28 - 1/1/44)	9,002	9,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $11,362,152, 2%, 3/25/38)	11,006	11,000
RBC Capital Markets Corp. at:
0.08%, dated:
5/1/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $81,944,468, 3% - 3.5%, 2/1/28 - 4/1/34)	80,343	80,332
5/5/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $82,664,924, 2.23% - 4.5%, 4/1/25 - 4/1/44)	81,051	81,039
5/19/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $95,830,395, 2.21% - 5%, 9/1/28 - 12/1/43)	93,801	93,788
0.1%, dated 5/21/14 due 6/6/14 (Collateralized by U.S. Government Obligations valued at $40,076,124, 1.33% - 7%, 3/25/24 - 9/1/44)	39,302	39,289
Wells Fargo Securities, LLC at:
0.1%, dated 5/8/14 due:
8/7/14 (Collateralized by U.S. Government Obligations valued at $54,070,349, 0.45% - 5%, 11/24/15 - 5/1/44)	53,013	53,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.1%, dated 5/8/14 due:
8/8/14 (Collateralized by U.S. Government Obligations valued at $61,215,376, 2.5% - 8.5%, 12/1/14 - 5/1/44)	$ 60,015	$ 60,000
0.11%, dated 5/13/14 due 8/13/14 (Collateralized by U.S. Government Obligations valued at $70,565,418, 0% - 6%, 11/5/14 - 5/1/44)	69,156	69,137
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,430,964)		1,430,964
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $3,590,039)		3,590,039
NET OTHER ASSETS (LIABILITIES) - 1.2%		43,032
NET ASSETS - 100%		$ 3,633,071
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$304,624,000 due 6/02/14 at 0.09%
BNY Mellon Capital Markets LLC	$ 62,329
Bank of America NA	173,597
Mizuho Securities USA, Inc.	32,978
Societe Generale	35,720
$ 304,624
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2014, the cost of investment securities for income tax purposes was $3,590,039,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014